UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
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Address:    7300 College Boulevard
            --------------------------------------------------------------------
            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Chief Compliance Officer
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS             04/15/09
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     128
                                            ------------------------------
Form 13F Information Table Value Total:     $ 62,771
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                                 March 31, 2009

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                     COM      002824100        29        600    SH         Sole                 600
ACUITY BRANDS INC                       COM      00508Y102       527      23400    SH         Sole               23400
ADOBE SYSTEMS INC                       COM      00724F101       180       8400    SH         Sole                8400
AFLAC INC COM                           COM      001055102       304      15725    SH         Sole               15725
AIRGAS INC.                             COM      009363102      1498      44300    SH         Sole               44300
AKAMAI TECHNOLOGIES                     COM      00971T101      1022      52700    SH         Sole               52700
ALBERTO-CULVER CO                       COM      013078100      1438      63600    SH         Sole               63600
ALTERA CORP                             COM      021441100       400      22800    SH         Sole               22800
AMDOCS LTD                              COM      G02602103       131       7075    SH         Sole                7075
AMGEN INC                               COM      031162100       421       8500    SH         Sole                8500
AMSURG CORP COM                         COM      03232P405      1547      97599    SH         Sole               97599
ANALOGIC CORP COM PAR $0.05             COM      032657207       785      24525    SH         Sole               24525
APPLIED MATLS INC COM                   COM      038222105       679      63200    SH         Sole               63200
ASPECT MEDICAL SYSTEMS, INC             COM      045235108         4       1000    SH         Sole                1000
ATHENAHEALTH INC                        COM      04685W103       183       7600    SH         Sole                7600
ATHEROS COMMUNICATIONS INC.             COM      04743P108       135       9200    SH         Sole                9200
AVERY DENNISON CORP                     COM      053611109        36       1600    SH         Sole                1600
AVON PRODUCTS INC                       COM      054303102        15        800    SH         Sole                 800
BARNES & NOBLE INC                      COM      067774109       298      13954    SH         Sole               13954
BIO-REFERENCE LAB                       COM      09057G602      1395      66711    SH         Sole               66711
BLACK BOX CORP                          COM      091826107      1267      53672    SH         Sole               53672
BOSTON PRIVT FINL HLDG COM              COM      101119105       386     109837    SH         Sole              109837
BROADCOM CORP.                          COM      111320107       162       8100    SH         Sole                8100
CABOT MICROELECTRONICS CORP             COM      12709P103      1685      70100    SH         Sole               70100
CACI INTERNATIONAL INC                  COM      127190304      1605      43975    SH         Sole               43975
CAMECO CP                               COM      13321L108      1727     100600    SH         Sole              100600
CENTENE CORP DEL                        COM      15135B101       395      21933    SH         Sole               21933
CISCO SYS INC COM                       COM      17275R102       716      42725    SH         Sole               42725
CITRIX SYS INC COM                      COM      177376100       564      24900    SH         Sole               24900
COCA COLA CO COM                        COM      191216100       340       7725    SH         Sole                7725
COGNIZANT TECHNOLOGY SOLUTIONS CORP     COM      192446102       482      23200    SH         Sole               23200
COLGATE PALMOLIVE CO COM                COM      194162103       615      10425    SH         Sole               10425
CORNING INC                             COM      219350105       186      14000    SH         Sole               14000
CR BARD                                 COM      067383109       271       3400    SH         Sole                3400
CRA INTERNATIONAL, INC.                 COM      12618T105       577      30566    SH         Sole               30566
CREE INC.                               COM      225447101      2790     118552    SH         Sole              118552
DAKTRONICS INC                          COM      234264109      1309     199900    SH         Sole              199900
DAVITA INC                              COM      23918K108        97       2200    SH         Sole                2200
DIALYSIS CORP OF AMERICA                COM      252529102        84      16400    SH         Sole               16400
EBAY INC                                COM      278642103       106       8400    SH         Sole                8400
ECLIPSYS CORP                           COM      278856109       255      25104    SH         Sole               25104
ELECTRONIC ARTS INC                     COM      285512109        55       3000    SH         Sole                3000
EMC CORP                                COM      268648102       152      13300    SH         Sole               13300
ENERGIZER HOLDINGS INC                  COM      29266R108       482       9700    SH         Sole                9700
ENERGY CONVERSION DEVICES               COM      292659109       240      18100    SH         Sole               18100
FEDERATED INVESTORS INC                 COM      314211103       922      41400    SH         Sole               41400
FIRST SOLAR INC                         COM      336433107        40        300    SH         Sole                 300
FORWARD AIR CORPORATION                 COM      349853101       288      17732    SH         Sole               17732
FRESENIUS MEDICAL CARE                  COM      358029106        83       2150    SH         Sole                2150
GENERAL CABLE CORP                      COM      369300108       888      44800    SH         Sole               44800
GENTIVA HEALTH SERVICES                 COM      37247A102      1256      82625    SH         Sole               82625
GENZYME CORP                            COM      372917104        42        700    SH         Sole                 700
GILEAD SCIENCES INC                     COM      375558103       347       7500    SH         Sole                7500
GOLDMAN SACHS                           COM      38141G104       541       5100    SH         Sole                5100
GOOGLE INC                              COM      38259P508       191        550    SH         Sole                 550
H & R BLOCK INC                         COM      093671105       366      20100    SH         Sole               20100
H.J. HEINZ                              COM      423074103       159       4800    SH         Sole                4800
HEWLETT-PACKARD CO                      COM      428236103       135       4200    SH         Sole                4200
HSBC HOLDINGS PLC ADS                   COM      404280406       121       4300    SH         Sole                4300
ICU MEDICAL INC                         COM      44930G107      1827      56887    SH         Sole               56887
ILLUMINA INC                            COM      452327109      2063      55400    SH         Sole               55400
INNSUITES HOSPITALITY TR                COM      457919108         0         99    SH         Sole                  99
INTEL CORP COM                          COM      458140100       471      31325    SH         Sole               31325
INVENTIV HEALTH INC                     COM      46122E105       443      54296    SH         Sole               54296
IXYS CORPORATION                        COM      46600W106      1283     159135    SH         Sole              159135
JACK HENRY & ASSOCIATES INC             COM      426281101       721      44200    SH         Sole               44200
JOHNSON & JOHNSON COM                   COM      478160104       601      11417    SH         Sole               11417
JP MORGAN CHASE CO                      COM      46625H100       104       3900    SH         Sole                3900
JUNIPER NETWORKS INC                    COM      48203R104       135       9000    SH         Sole                9000
KIMBERLY CLARK CORP COM                 COM      494368103       310       6725    SH         Sole                6725
LIFE TECHNOLOGIES CORP                  COM      53217V109      1313      40428    SH         Sole               40428
LINEAR TECHNOLOGY CORP                  COM      535678106       129       5625    SH         Sole                5625
MANHATTAN ASSOCIATES INC                COM      562750109       130       7500    SH         Sole                7500
MAXIM INTEGRATED PRODS COM              COM      57772K101       137      10350    SH         Sole               10350
MCDONALDS CORP COM                      COM      580135101       363       6650    SH         Sole                6650
MEDCOHEALTH SOLUTIONS                   COM      58405U102       103       2482    SH         Sole                2482
MEMC ELECTRONIC MATERIALS               COM      552715104        73       4400    SH         Sole                4400
MICROCHIP TECHNOLOGY INC                COM      595017104       208       9800    SH         Sole                9800
MICROSEMI CORP.                         COM      595137100       128      11000    SH         Sole               11000
MICROSOFT CORP COM                      COM      594918104       707      38500    SH         Sole               38500
MKS INSTRUMENT INC COM                  COM      55306N104        40       2700    SH         Sole                2700
MONSANTO CO                             COM      61166W101       598       7200    SH         Sole                7200
MORGAN STANLEY                          COM      617446448       751      33000    SH         Sole               33000
NATIONAL INSTRS CORP COM                COM      636518102       933      50019    SH         Sole               50019
NIGHTHAWK RADIOLOGY HOLDINGS INC        COM      65411N105        51      19000    SH         Sole               19000
NORTHERN TRUST CORP                     COM      665859104       319       5325    SH         Sole                5325
NVIDIA CORPORATION                      COM      67066G104       122      12400    SH         Sole               12400
ORACLE CORP                             COM      68389X105       502      27800    SH         Sole               27800
PEPSICO INC                             COM      713448108       263       5100    SH         Sole                5100
PEREGRINE PHARMACEUTICALS               COM      713661106         1       2700    SH         Sole                2700
PRAXAIR INC                             COM      74005P104       634       9425    SH         Sole                9425
PROCTER GAMBLE CO                       COM      742718109       345       7317    SH         Sole                7317
PSS WORLD MEDICAL INC                   COM      69366A100       250      17418    SH         Sole               17418
QIAGEN NV                               COM      N72482107       131       8200    SH         Sole                8200
QUALITY SYSTEMS, INC                    COM      747582104      1335      29500    SH         Sole               29500
RALCORP HOLDINGS INC                    COM      751028101       981      18200    SH         Sole               18200
RESMED INC                              COM      761152107       580      16400    SH         Sole               16400
ROPER INDUSTRIES INC                    COM      776696106       882      20775    SH         Sole               20775
RYDEX S&P EQUAL WEIGHT ETF              COM      78355W106        25       1000    SH         Sole                1000
SAIC, INC.                              COM      78390X101        97       5200    SH         Sole                5200
SCHERING PLOUGH CORP COM                COM      806605101       918      38975    SH         Sole               38975
SEI INVESTMENTS COMPANY                 COM      784117103       556      45500    SH         Sole               45500
SHAW GROUP INC                          COM      820280105       687      25050    SH         Sole               25050
SIGMA ALDRICH CORP COM                  COM      826552101      1612      42650    SH         Sole               42650
SOUTHWEST AIRLINES                      COM      844741108       150      23625    SH         Sole               23625
SUNPOWER CORP - CLASS A                 COM      867652109       397      16700    SH         Sole               16700
TEVA PHARMACEUTICAL INDUSTRIES ADR      COM      881624209       234       5200    SH         Sole                5200
USEC INC.                               COM      90333E108       495     103200    SH         Sole              103200
VARIAN SEMICONDUCTOR EQUIP              COM      922207105      1491      68831    SH         Sole               68831
WADDELL & REED FINL CL A                COM      930059100      1075      59500    SH         Sole               59500
WAL-MART STORES                         COM      931142103       339       6500    SH         Sole                6500
WEIGHT WATCHERS INTERNATIONAL           COM      948626106       252      13600    SH         Sole               13600
WYETH COM                               COM      983024100       555      12900    SH         Sole               12900
YAHOO! INC.                             COM      984332106       291      22700    SH         Sole               22700
YUM BRANDS                              COM      988498101       135       4900    SH         Sole                4900
ZOLL MEDICAL CORP                       COM      989922109        70       4900    SH         Sole                4900
ISHARES IBOXX H/Y CORP BOND             ETF      464288513        14        200    SH         Sole                 200
ISHARES LEHMAN AGG BOND FUND            ETF      464287226        66        655    SH         Sole                 655
ISHARES LEHMAN TIPS                     ETF      464287176        77        750    SH         Sole                 750
PROSHARES ULTRASHORT LEHMAN             ETF      74347R313        13        250    SH         Sole                 250
PROSHARES ULTRASHORT LEHMAN US TREASURY ETF      74347R297        84       1930    SH         Sole                1930
SPDR LEHMAN HIGH YIELD BOND             ETF      78464A417         9        300    SH         Sole                 300
ISHARES RUSSELL 1000 GROWTH             ETF      464287614         8        240    SH         Sole                 240
ISHARES RUSSELL 1000 VALUE              ETF      464287598        20        480    SH         Sole                 480
ISHARES RUSSELL 2000 GROWTH             ETF      464287648         3         55    SH         Sole                  55
ISHARES S&P 500 GROWTH INDEX            ETF      464287309        84       2000    SH         Sole                2000
SPDR GOLD SHARES                        ETF      78463V107        85        940    SH         Sole                 940
SELECT SECTOR - SPDR - FINANCIAL        ETF      81369Y605         8        900    SH         Sole                 900